COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10 - COMMITMENTS AND CONTINGENT LIABILITIES

As of December 31, 2012 the Company was obligated under non-cancelable operating leases for bank premises and equipment expiring between March 2013 and September 2020.  Certain leases contain renewal options. The cost of such renewals is not included below.  The total minimum rental due in future periods under these existing agreements is as follows as of December 31, 2012:

(In Thousands)
2013	$729
2014	853
2015	759
2016	533
2017	496
Thereafter	1,419
Total	$4,789

Certain leases contain provisions for escalation of minimum lease payments contingent upon percentage increases in the consumer price index.  Total rental expense amounted to $564,000 and $577,000 for the years ended December 31, 2012 and 2011, respectively.

On November 28, 2008, the Company entered into an agreement with its data processing servicer which ends in five years, and automatically continues for three years, unless terminated by either party with notice.  Under the agreement, the Company must pay a termination fee as described in the agreement if the Company terminates the agreement with notice, before the end of the agreement.